Segmented Information	12 Months Ended
Dec. 31, 2011
Segmented Information [Abstract]
Segmented Information
Note 17.	Segmented Information

As defined in ASC Topic 280, Segmented Reporting, the Company has the following segments: Canada, California and Central and Eastern U.S.

The Company is a land developer and residential homebuilder. The Company is organized and manages its business based on the geographical areas in which it operates. Each of the Company’s segments specializes in lot entitlement and development and the construction of single-family and multi-family homes. The Company evaluates performance and allocates capital based primarily on return on assets together with a number of other risk factors. Earnings performance is measured using segment operating income. The accounting policies of the segments are the same as those referred to in Note 1, “Significant Accounting Policies.”

The following tables summarize select information on the Company’s statements of operations and balance sheets by reportable segments:

	Year Ended December 31, 2011
	Canada	California	Central and Eastern U.S.	Corporate and Other	Total

Revenues	$767,241	$163,244	$77,600	$—	$1,008,085
Direct cost of sales	(505,820)	(159,565)	(74,756)	—	(740,141)

	261,421	3,679	2,844	—	267,944
Expenses	(44,265)	(17,019)	(21,056)	(55,444)	(137,784)

Income before income taxes	$217,156	$(13,340)	$(18,212)	$(55,444)	$130,160

Total assets	$1,171,625	$692,017	$712,436	$2,721	$2,578,799

	Year Ended December 31, 2010
	Canada	California	Central and Eastern U.S.	Corporate and Other	Total
Revenues	$599,316	$242,658	$112,200	$—	$954,174
Direct cost of sales	(379,459)	(204,826)	(102,996)	—	(687,281)

	219,857	37,832	9,204	—	266,893
Expenses	(22,546)	(25,036)	(16,322)	(13,559)	(77,463)

Income before income taxes	$197,311	$12,796	$(7,118)	$(13,559)	$189,430

Total assets	$1,170,310	$751,234	$714,514	$—	$2,636,058

The following tables set forth information on unconsolidated entities by the Company’s reportable segments:

	Years Ended December 31
Equity in (Loss) / Earnings from Unconsolidated Entities	2011	2010

Canada	$—	$(69)
California	4,256	1,370
Central and Eastern U.S.	(137)	(604)

Subtotal	4,119	697

Corporate and other	—	(958)

Total	$4,119	$(261)

	Years Ended December 31
	2011	2010
Investments in Unconsolidated Entities

Canada	$12,537	$12,834
California	84,181	77,790
Central and Eastern U.S.	47,103	46,579

Subtotal	143,821	137,203

Corporate and other	—	—

Total	$143,821	$137,203